Finance income and costs (Tables)	12 Months Ended
Dec. 31, 2019
Finance Income And Costs [Abstract]
Summary of Finance Income and Costs

	2019	2018	2017
	(in € millions)
Finance income
Fair value movements on derivative liabilities (Note 23)	182	376	97
Interest income	31	25	19
Other financial income	1	11	2
Foreign exchange gains	61	43	—
Total	275	455	118
Finance costs
Fair value movements on derivative liabilities (Note 23)	(235)	(360)	(303)
Fair value movements on Convertible Notes (Note 23)	—	(201)	(524)
Interest expense on lease liabilities	(38)	—	—
Interest, bank fees and other costs	(5)	(6)	(4)
Foreign exchange losses	(55)	(17)	(143)
Total	(333)	(584)	(974)